Debt, cash and cash equivalents - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [Line Items]
Market value	€ 21,893	€ 18,702
Market value
Disclosure of detailed information about borrowings [Line Items]
Market value	14,989	10,424
Value on redemption
Disclosure of detailed information about borrowings [Line Items]
Market value	21,868	18,716
Value on redemption	€ 15,488	€ 11,022